Fees Summary	Jun. 01, 2026 USD ($)
Fees Summary [Line Items]
Total Offering	$ 27,007,220
Previously Paid Amount	0.00
Total Fee Amount	3,729.70
Total Offset Amount	0.00
Net Fee	3,729.70
Narrative - Max Aggregate Offering Price	$ 27,007,220
Final Prospectus	true